Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information
Quarterly Financial Information (Unaudited)
(in millions, except per share data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
2012
Revenue	$14,878	$15,211	$16,544	$15,937	$62,570
Operating income	$2,758	$3,079	$3,048	$3,294	$12,179
Net income attributable to Comcast Corporation	$1,224	$1,348	$2,113	$1,518	$6,203
Basic earnings per common share attributable to Comcast Corporation shareholders	$0.45	$0.50	$0.79	$0.57	$2.32
Diluted earnings per common share attributable to Comcast Corporation shareholders	$0.45	$0.50	$0.78	$0.56	$2.28
Dividends declared per common share attributable to Comcast Corporation shareholders	$0.1625	$0.1625	$0.1625	$0.1625	$0.65
2011
Revenue	$12,128	$14,333	$14,339	$15,042	$55,842
Operating income	$2,224	$2,938	$2,641	$2,918	$10,721
Net income attributable to Comcast Corporation	$943	$1,022	$908	$1,287	$4,160
Basic earnings per common share attributable to Comcast Corporation shareholders	$0.34	$0.37	$0.33	$0.47	$1.51
Diluted earnings per common share attributable to Comcast Corporation shareholders	$0.34	$0.37	$0.33	$0.47	$1.50
Dividends declared per common share attributable to Comcast Corporation shareholders	$0.1125	$0.1125	$0.1125	$0.1125	$0.45